SHARE-BASED PAYMENTS - Share Option Plan (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Share-based Payment Arrangements [Abstract]
Options outstanding, beginning balance (in shares) | shares	10,682	12,085
Granted (in shares) | shares	165	577
Exercised (in shares) | shares	(6,519)	(1,412)
Forfeited (in shares) | shares	(37)	(181)
Expired (in shares) | shares	(119)	(387)
Options outstanding, ending balance (in shares) | shares	4,172	10,682
Weighted average exercise price, outstanding, beginning balance (in CAD per share) | $ / shares	$ 42.38	$ 41.56
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares	50.46	45.37
Weighted average exercise price of share options exercised in share-based payment arrangement (in CAD per share) | $ / shares	42.90	36.24
Weighted average exercise price of share options forfeited in share-based payment arrangement (in CAD per share) | $ / shares	46.02	39.85
Weighted average exercise price of share options expired in share-based payment arrangement (in CAD per share) | $ / shares	44.80	44.80
Weighted average exercise price, outstanding, ending balance (in CAD per share) | $ / shares	$ 41.78	$ 42.38